Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 3,262,250	$ 1,068,197	$ 6,641,333	$ 2,147,669	$ 4,527,879	$ 4,561,300
Cost of revenue	554,515	330,008	1,160,514	711,388	1,422,542	1,444,618
Gross profit	2,707,735	738,189	5,480,819	1,436,281	3,105,337	3,116,682
Operating expenses:
General and administrative expenses	7,112,803	4,109,234	14,545,891	8,208,022	16,548,902	12,905,073
Depreciation and amortization expense	300,546	1,261	547,237	2,825	24,179	7,160
Total operating expenses	7,413,349	4,110,495	15,093,128	8,210,847	16,573,081	12,912,233
Operating loss	(4,705,614)	(3,372,306)	(9,612,309)	(6,774,566)	(13,467,744)	(9,795,551)
Other expenses (income):
GEM settlement fee expense				200,000	200,000
SEPA commitment fee and deferred fee expense						3,826,176
GEM warrant expense						2,448,000
GEM commitment fee expense						2,000,000
Interest income			(2)	(10)	(10)	(813)
Gain on extinguishment of liabilities	(145,221)		(4,488,627)	(527,980)	(680,762)
Loss on debt issuance	169,200		443,000	171,000	653,208
Loss on Private Placement Issuance	837,000		837,000
Loss on extinguishment of term notes			1,769,895		1,071,563
Loss on conversion and settlement of Alco promissory notes - related party					4,808,882
Loss on conversion and settlement of CP BF notes - related party					6,529,402
Change in fair value of convertible notes	78,900	34,000	238,000	578,000	693,000	(34,000)
Change in fair value of term notes	149,885		315,791		88,588
Change in fair value of convertible bridge notes	(16,282)		(37,996)		(10,176)
Yorkville prepayment premium expense		80,760		80,760	80,760
Loss on Yorkville SEPA advances	362,613		747,137
Goodwill impairment					2,725,460
Other expense (income), net	1,335,377	64,145	1,210,846	60,027	88,329	(62,985)
Total other expenses, net	3,319,111	576,398	1,982,364	1,465,202	18,045,645	4,610,711
Loss before income taxes	(8,024,725)	(3,948,704)	(11,594,673)	(8,239,768)	(31,513,389)	(14,406,262)
Income tax expense	(230,969)	6,624	(157,438)	5,691
Net loss	$ (7,793,756)	$ (3,955,328)	$ (11,437,235)	$ (8,245,459)	(31,513,389)	(14,406,262)
Deemed dividend - Series A and Series B warrant modification (net of tax)					(418,360)
Net loss attributable to common shareholders					$ (31,095,029)	$ (14,406,262)
Net loss per share
Net loss per share attributable to common shareholders - Basic	$ (4.08)	$ (14.09)	$ (7.24)	$ (30.43)	$ (69.75)	$ (59.98)
Net loss per share attributable to common shareholders - Diluted	$ (4.08)	$ (14.09)	$ (7.24)	$ (30.43)	$ (69.75)	$ (59.98)
Weighted average common shares outstanding
Weighted average common shares outstanding - Basic	1,911,276	280,675	1,578,814	270,940	445,817	240,199
Weighted average common shares outstanding - Diluted	1,911,276	280,675	1,578,814	270,940	445,817	240,199
Nonrelated Party [Member]
Other expenses (income):
Interest expense		$ 396,019		$ 847,418		$ 1,068,447
Change in fair value of warrant liability	(8,000)	(154,000)	(12,000)	(562,000)	(626,000)	(1,807,000)
Change in fair value of simple agreement for future equity						(207,570)
Change in fair value of bifurcated embedded derivative liabilities						(1,404,863)
Related Party [Member]
Other expenses (income):
Interest expense	536,639	385,474	895,020	962,987	3,047,101	4,486,027
Change in fair value of warrant liability		(230,000)	2,300	(345,000)	(572,700)	115,000
Change in fair value of simple agreement for future equity						(2,752,430)
Change in fair value of bifurcated embedded derivative assets - related party	19,000		62,000
Change in fair value of bifurcated embedded derivative liabilities	$ 19,000		$ 62,000		$ (51,000)	$ (3,063,278)